Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000004047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,716	$ 23,716	$ 23,716	$ 18,325	$ 16,551	$ 23,367	$ 17,460	$ 15,010	$ 16,105	$ 13,028	$ 10,932	$ 10,235	$ 10,000
Average Annual Return, Percent	29.42%	9.58%	9.02%
C000004049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	22.42%	8.14%	8.15%
C000004049 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,890	$ 21,890	$ 21,890	16,942	15,357	21,728	16,271	14,023	15,087	12,239	10,299	9,665	9,475
Average Annual Return, Percent	29.20%	9.32%	8.73%
C000198224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,788	$ 23,788	$ 23,788	18,372	16,593	23,408	17,477	15,018	16,112	13,028	10,932	10,235	10,000
Average Annual Return, Percent	29.48%	9.63%	9.05%
C000037627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 22,560	$ 22,560	$ 22,560	17,511	15,900	22,561	16,941	14,636	15,783	12,835	10,823	10,183	10,000
Average Annual Return, Percent	28.83%	9.04%	8.48%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 33,432	$ 33,432	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 23,560	$ 23,560	$ 23,560	$ 18,456	$ 16,840	$ 23,810	$ 17,867	$ 15,440	$ 17,086	$ 14,113	$ 11,666	$ 10,404	$ 10,000
Average Annual Return, Percent	27.66%	8.82%	8.95%